Current liabilities	9 Months Ended
Sep. 30, 2022
Current liabilities
Current liabilities

7. Current liabilities

The following table summarizes details of deferred income at September 30, 2022 and December 31, 2021. The nature of the deferred income relating to Eli Lilly and Yarrow is described in Note 11.

	September 30,	December 31,
	2022	2021

	2022	2021
	€ 1,000	€ 1,000

Eli Lilly up-front payment and premium on equity consideration	19,441	19,143
Yarrow up-front payment and premium on equity consideration	—	73
Foundation for Fighting Blindness grant	444	561
Horizon 2020 grant	—	25

Total deferred income	19,885	19,802
Current portion	(8,624)	(5,115)
	11,261	14,687

At September 30, 2022, other current liabilities amount to € 13,697,000 (December 31, 2021: € 10,760,000). At September 30, 2022 and December 31, 2021, other current liabilities consisted principally of accruals for services provided by vendors not yet billed, payroll related accruals and other miscellaneous liabilities. At September 30, 2022 other current liabilities also include a restructuring accrual amounting to € 1,909,000 (December 31, 2021: nil).